Parent Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Table Text Block [Abstract]
Condensed Balance Sheet
Condensed Balance Sheet
(in thousands, except share data)

As of December 31,
2023
Assets
Current assets:
Cash and cash equivalents	$25
Prepaid expenses	12
Investment in subsidiaries	463,955
Total current assets	463,992

Total assets	$463,992

Liabilities and Stockholders’ Equity
Current liabilities:
Accrued expenses	$7
Due to subsidiaries	378,100

Total current liabilities	378,107
Warrant liabilities	3,125

Total liabilities	381,232

Stockholders’ equity:
Class A: 3,978,356 shares issued and outstanding at December 31, 2023	1
Class X: 2,729,003 shares issued and outstanding at December 31, 2023	1
Additional paid-in capital	654,657
Accumulated deficit	(571,899)

Total stockholders’ equity	82,760

Total liabilities and stockholders’ equity	$463,992

Condensed Statement of Operations and Comprehensive Loss
Condensed Statement of Operations and Comprehensive Loss
(in thousands)

Year Ended December 31,
2023
Change in fair value of warrant liabilities	$2,679
Other income	127
Equity in net loss of subsidiaries	(155,507)

Net loss and total comprehensive loss	$(152,701)

Condensed Statement of Cash Flows
Condensed Statement of Cash Flows
(in thousands)

Year Ended December 31,
2023
Cash flows from operating activities:
Net loss	$(152,701)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liabilities	(2,679)
Equity in net loss of subsidiaries	155,507
Changes in operating assets and liabilities:
Prepaid expenses	8
Accrued expenses	9

Net cash provided by operating activities	144

Cash flows from investing activities:

Net cash used in investing activities	—

Cash flows from financing activities:
Decrease in due to subsidiaries	(8,299)
Proceeds from issuance of common shares in the Employee Stock Purchase Plan	553
Tax withholdings payments for vesting of restricted stock	(2,178)
Proceeds from issuance of Equity Offering, net of issuance costs	4,908

Net cash used in financing activities	(5,016)

Net decrease in cash and cash equivalents	(4,872)
Cash and cash equivalents, beginning of year	4,897

Cash and cash equivalents, end of year	$25